Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value on a nonrecurring basis
Other real estate owned	$ 154,093	$ 168,781	$ 70,817
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value on Nonrecurring basis [Member]
Assets and liabilities measured at fair value on a nonrecurring basis
Other real estate owned
Other repossessed assets
Significant Other Observable Inputs (Level 2) [Member] | Fair Value on Nonrecurring basis [Member]
Assets and liabilities measured at fair value on a nonrecurring basis
Other real estate owned
Other repossessed assets	268	261
Significant Unobservable Inputs (Level 3) [Member] | Fair Value on Nonrecurring basis [Member]
Assets and liabilities measured at fair value on a nonrecurring basis
Other real estate owned	85,645	87,867
Other repossessed assets